Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Components of the Consolidated Income Tax Expense

The components of the consolidated income tax expense are as follows:

(In thousands)	2016	2015	2014
Current:
Federal	$24,394	$22,024	$13,732
State	2,166	1,013	1,201

Total current expense	26,560	23,037	14,933

Deferred:
Federal	5,439	(3,266)	10,528
State	541	338	599

Total deferred expense (benefit)	5,980	(2,928)	11,127

Total income tax expense	$32,540	$20,109	$26,060

Reconciliation of Total Income Tax Expense

A reconciliation of total income tax expense for 2016, 2015 and 2014 to amounts determined by applying the statutory Federal income tax rate of 35% to income before taxes is as follows:

(In thousands)	2016	2015	2014
Computed income tax expense at statutory rate	$34,410	$20,778	$24,813
Tax exempt interest, net	(2,744)	(842)	(137)
BOLI income	(1,023)	(1,037)	(1,160)
State tax expense	1,760	878	1,170
Tax credits	(266)	(243)	(189)
Management compensation	210	353	362
Other, net	193	222	1,201

Income tax expense	$32,540	$20,109	$26,060

Significant Components of the Company's Deferred Tax Assets and Liabilities

The significant components of the Company’s deferred tax assets and liabilities as of December 31, 2016 and 2015 are as follows:

	As of December 31,
(In thousands)	2016	2015
Deferred income tax assets:
Allowance for credit losses	$30,710	$29,558
Nonaccrual interest	7,410	4,710
Deferred compensation	3,681	3,463
Accrued compensation	7,962	6,626
Net operating loss carryforwards	16,154	20,380
Alternative minimum tax credit carryover	978	978
Unrealized loss on securities, net	13,829	—
Unrealized loss on derivative instruments	5,911	—
Other	9,320	11,159
Excess of tax basis in assets acquired:
Loans	8,673	12,145
Other real estate owned	1,342	1,335
Other	4	37

Total deferred income tax assets	105,974	90,391

Deferred income tax liabilities:
Difference in book and tax basis of intangibles	4,268	6,013
Unrealized gain on securities, net	—	2,237
Unrealized gain on derivative instruments	—	950
Other	4,564	4,005
Excess of book basis in assets acquired and tax liabilities assumed over book carrying value:
Intangibles	7,798	4,433
Other	5,682	6,041

Total deferred income tax liabilities	22,312	23,679

Net deferred income tax asset	$83,662	$66,712

Reconciliation of the Beginning and Ending Amount of Unrecognized Income Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized income tax benefits is as follows (unrecognized state income tax benefits are not adjusted for the federal income tax impact):

	Years Ended December 31,
(In thousands)	2016	2015	2014
Unrecognized income tax benefits, January 1	$—	$—	$—
Increases for tax positions related to:	—	—	—
Prior years	422	—	—
Current year	522	—	—
Decreases for tax positions related to:	—	—	—
Prior years	—	—	—
Current year	—	—	—
Settlement with taxing authorities	—	—	—
Expiration of applicable statutes of limitations	—	—	—

Unrecognized income tax benefits, December 31	$944	$—	$—